SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

We're pleased to bring you this semiannual report for the Schwab Value Advantage Money Fund (the Fund) for the six-month period ended June 30, 1998. This report includes only the Investor Shares class of the Fund, as the Sweep Shares-TM-class is currently not available for purchase. During the reporting period, the Fund continued to provide investors with higher-than-average money market fund yields on their larger cash balances, combined with capital stability and liquidity.

Please remember that while the Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that the Fund will be able to maintain a $1.00 net asset value per share. It is also important to understand that your investment in the Fund is neither insured nor guaranteed by the U.S. government.

Schwab's Value Advantage Investments-Registered Trademark-, which include the Schwab Value Advantage Money Fund Investor Shares as well as three tax-advantaged alternatives, are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. They may help fill the cash-equivalent sector in your asset allocation plan.

It is important to note that unlike sweep money fund products, the Value Advantage Investments are not designed to transfer cash balances for checks, margin calls and other debit balances in your Schwab brokerage or Schwab One-TM-account. If you expect to access your money regularly, you may wish to consider investing your short-term funds in one of our six sweep money fund products. See page 3 of this report for further information.

CONTENTS

------------------------------------------------
A Message from the Chairman                    1
------------------------------------------------
What Money Fund Investors Should Know          2
------------------------------------------------
Market Overview                                4
------------------------------------------------
Portfolio Management                           7
------------------------------------------------
Fund Performance and
 Portfolio Composition                         8
------------------------------------------------
Fund Discussion                                9
------------------------------------------------
Glossary of Terms                             10
------------------------------------------------
Portfolio Highlights                          11
------------------------------------------------
Financial Statements and Notes                12
------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

The U.S. stock market rallied strongly over most of the six-month period ended June 30, 1998, as did many European markets. And despite investors' concerns about Asia's financial crisis last autumn, economic conditions continued to provide a solid underpinning for U.S. business activity. The U.S. economy, as measured by gross domestic product (GDP), grew at a strong real rate in the first half of 1998, and it appears poised for continued growth. Inflation has remained in check despite the lowest unemployment levels in decades, and short-term interest rates remained in a relatively narrow range due, in part, to widespread expectations that the Federal Reserve would make no
[PHOTO] changes to interest rates in the near term. This combination of strong growth and tight labor markets, offset by low inflation and uncertainty generated by continued turmoil in
Asian markets, resulted in a relatively calm short-term interest rate environment with no clear trend during the six-month reporting period. Regardless of short-term market trends, however, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term.

Your investment in a money fund may play an important role in your asset allocation. Because of this, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation. As always, feel free to contact us if you have any questions.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $66 billion in assets on behalf of more than 3.5 million SchwabFunds-Registered Trademark- shareholders. We offer a full spectrum of 35 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
June 30, 1998

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks have historically offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Many investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Things have changed since then, and today investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure yourself that you've chosen the right money market fund by considering how it will be used and what role it will play in your investment portfolio. Here are some things to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key factors that determines a money market mutual fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also beware of 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield--in some cases by a full percentage point. A recent survey by a money market trade publication found that more than 40% of taxable money market funds available to individual investors charge these fees. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields--but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features--such as how you access your investment--are also important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a year-long period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Money market funds with this feature "sweep" uninvested cash balances into your money fund. The upshot: It keeps cash working. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn a higher yield for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for a higher cash balance. Because the account balances are higher, these money market funds normally incur lower expenses and, therefore, may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income or other personal tax, you may be best served by choosing a state tax-free fund that provides income free from federal and state and, in some cases, local income taxes.(3)

(1)Money market funds are managed to maintain a stable $1 share price. Investments in these funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1 per share.

(2)Yields may vary.

(3)This may not be true for investors subject to the federal alternative minumum tax (AMT); consult your tax advisor.

MONEY FUNDS AT SCHWAB

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments-Registered Trademark---both of which offer taxable and tax-advantaged alternatives. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP INVESTMENTS-TM- are designed for cash balances requiring frequent access--such as your short-term and even daily cash needs. These shares can be linked to your Schwab brokerage account and contain a feature that automatically "sweeps" uninvested cash balances into the Sweep Shares class of the Fund you designate, according to the terms and conditions of your Schwab account. Sweep Shares also may be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE INVESTMENTS-REGISTERED TRADEMARK- are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. These funds may help fill the cash-equivalent sector in your asset allocation plan. With higher minimum investment and balance requirements and other transaction restrictions designed to minimize fund operating expenses, Value Advantage Investments can offer the potential of higher yields to investors. It is important to note that, unlike Sweep Investments, Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

TAXABLE MONEY MARKET FUNDS

Schwab offers the following taxable money market Sweep investments. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income-tax bracket.

SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper and certificates of deposit.

SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. government and pays income free from state and local taxes in the vast majority of states.

TAX-ADVANTAGED MONEY FUNDS

The SCHWAB MUNICIPAL MONEY FUNDS may provide you with higher returns after taxes, especially if you're in a high tax bracket.(4) The SCHWAB MUNICIPAL MONEY FUND Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax. And for investors in California, New York, New Jersey, Pennsylvania and Florida, Schwab offers Sweep Investments that can also provide income free from state and, in some instances, local taxes. Consult your tax advisor for specific guidance on your tax situation before investing.

If you would like more information on any of these funds, please call us toll-free at 1-800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds-Registered Trademark-. In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker-Registered Trademark-, by calling 1-800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

(4)Income from all of the Funds may be subject to the alternative minimum tax
   (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

MARKET OVERVIEW

U.S. GROWTH RATE

Although somewhat dampened during the second quarter, THE U.S. ECONOMY, AS MEASURED BY THE GROSS DOMESTIC PRODUCT (GDP), GREW AT A STRONG REAL RATE OF 3.5% for the first half of 1998--well in excess of the Federal Reserve's estimated noninflationary growth rate of 2.0% to 2.75%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
  QUARTERLY PERCENTAGE CHANGE (ANNUALIZED
                   RATE)

Q1 1990                                            3.9%
Q2 1990                                            1.2%
Q3 1990                                           -1.9%
Q4 1990                                           -4.0%
Q1 1991                                           -2.1%
Q2 1991                                            1.8%
Q3 1991                                            1.0%
Q4 1991                                            1.0%
Q1 1992                                            4.7%
Q2 1992                                            2.5%
Q3 1992                                            3.0%
Q4 1992                                            4.3%
Q1 1993                                            0.1%
Q2 1993                                            2.0%
Q3 1993                                            2.1%
Q4 1993                                            5.3%
Q1 1994                                            3.0%
Q2 1994                                            4.7%
Q3 1994                                            1.8%
Q4 1994                                            3.6%
Q1 1995                                            0.9%
Q2 1995                                            0.3%
Q3 1995                                            3.0%
Q4 1995                                            2.2%
Q1 1996                                            1.8%
Q2 1996                                            6.0%
Q3 1996                                            1.0%
Q4 1996                                            4.3%
Q1 1997                                            4.9%
Q2 1997                                            3.3%
Q3 1997                                            3.1%
Q4 1997                                            3.7%
Q1 1998                                            5.5%
Q2 1998                                            1.4%
Source: Bloomberg L.P.

At the time of this writing, THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, further extending the current economic expansion that began in 1991. This expansion is fueled by high levels of consumer confidence, rising real wages and strong year-to-date gains in stock prices. Although most economists believe that the brunt of Asia's economic crisis will hit the United States in the next six months, they feel that it is unlikely to cause even a temporary pause in U.S. economic growth; it may help slow the GDP growth rate nearer to the Federal Reserve's estimated non-inflationary levels, however.

UNEMPLOYMENT

THE U.S. UNEMPLOYMENT RATE STOOD AT 4.5% IN JUNE AFTER FALLING TO 4.3% IN APRIL AND MAY--THE LOWEST LEVELS IN 28 YEARS. Labor markets have become extremely tight; growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs (refer to Employment Cost Index at right).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  U.S. UNEMPLOYMENT RATE
Jan-90                                      5.4%
Feb-90                                      5.3%
Mar-90                                      5.2%
Apr-90                                      5.4%
May-90                                      5.4%
Jun-90                                      5.2%
Jul-90                                      5.5%
Aug-90                                      5.7%
Sep-90                                      5.9%
Oct-90                                      5.9%
Nov-90                                      6.2%
Dec-90                                      6.3%
Jan-91                                      6.4%
Feb-91                                      6.6%
Mar-91                                      6.8%
Apr-91                                      6.7%
May-91                                      6.9%
Jun-91                                      6.9%
Jul-91                                      6.8%
Aug-91                                      6.9%
Sep-91                                      6.9%
Oct-91                                      7.0%
Nov-91                                      7.0%
Dec-91                                      7.3%
Jan-92                                      7.3%
Feb-92                                      7.4%
Mar-92                                      7.4%
Apr-92                                      7.4%
May-92                                      7.6%
Jun-92                                      7.8%
Jul-92                                      7.7%
Aug-92                                      7.6%
Sep-92                                      7.6%
Oct-92                                      7.3%
Nov-92                                      7.4%
Dec-92                                      7.4%
Jan-93                                      7.3%
Feb-93                                      7.1%
Mar-93                                      7.0%
Apr-93                                      7.1%
May-93                                      7.1%
Jun-93                                      7.0%
Jul-93                                      6.9%
Aug-93                                      6.8%
Sep-93                                      6.7%
Oct-93                                      6.8%
Nov-93                                      6.6%
Dec-93                                      6.5%
Jan-94                                      6.6%
Feb-94                                      6.6%
Mar-94                                      6.5%
Apr-94                                      6.4%
May-94                                      6.0%
Jun-94                                      6.1%
Jul-94                                      6.1%
Aug-94                                      6.1%
Sep-94                                      5.9%
Oct-94                                      5.8%
Nov-94                                      5.6%
Dec-94                                      5.4%
Jan-95                                      5.6%
Feb-95                                      5.4%
Mar-95                                      5.4%
Apr-95                                      5.7%
May-95                                      5.6%
Jun-95                                      5.6%
Jul-95                                      5.7%
Aug-95                                      5.7%
Sep-95                                      5.7%
Oct-95                                      5.6%
Nov-95                                      5.6%
Dec-95                                      5.6%
Jan-96                                      5.7%
Feb-96                                      5.5%
Mar-96                                      5.5%
Apr-96                                      5.5%
May-96                                      5.5%
Jun-96                                      5.3%
Jul-96                                      5.5%
Aug-96                                      5.2%
Sep-96                                      5.2%
Oct-96                                      5.3%
Nov-96                                      5.4%
Dec-96                                      5.3%
Jan-97                                      5.3%
Feb-97                                      5.3%
Mar-97                                      5.2%
Apr-97                                      5.0%
May-97                                      4.8%
Jun-97                                      5.0%
Jul-97                                      4.9%
Aug-97                                      4.9%
Sep-97                                      4.9%
Oct-97                                      4.8%
Nov-97                                      4.6%
Dec-97                                      4.7%
Jan-98                                      4.7%
Feb-98                                      4.6%
Mar-98                                      4.7%
Apr-98                                      4.3%
May-98                                      4.3%
Jun-98                                      4.5%
Source: Bloomberg L.P.

INFLATION

BOTH THE EMPLOYMENT COST INDEX (ECI) AND CONSUMER PRICE INDEX (CPI) REMAINED IN CHECK during the first half of 1998, reflecting continued low inflation.

THE CPI ROSE just 1.7% for the year ended June 1998-- reaching levels during the reporting period that were the lowest since January 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965. The Employment Cost Index includes two components--BENEFITS, which has been well contained (up only 2.4% for the year ended Q2 1998), and WAGES AND SALARIES, which has increased 3.8% for the same period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                                                              MONTHLY CONSUMER PRICE INDEX    QUARTERLY EMPLOYMENT COST INDEX
Jan-90                                                                      5.2%                              5.5%
Feb-90                                                                      5.3%                              5.5%
Mar-90                                                                      5.2%                              5.5%
Apr-90                                                                      4.7%                              5.4%
May-90                                                                      4.4%                              5.4%
Jun-90                                                                      4.7%                              5.4%
Jul-90                                                                      4.8%                              5.2%
Aug-90                                                                      5.6%                              5.2%
Sep-90                                                                      6.2%                              5.2%
Oct-90                                                                      6.3%                              4.9%
Nov-90                                                                      6.3%                              4.9%
Dec-90                                                                      6.1%                              4.9%
Jan-91                                                                      5.7%                              4.6%
Feb-91                                                                      5.3%                              4.6%
Mar-91                                                                      4.9%                              4.6%
Apr-91                                                                      4.9%                              4.6%
May-91                                                                      5.0%                              4.6%
Jun-91                                                                      4.7%                              4.6%
Jul-91                                                                      4.4%                              4.3%
Aug-91                                                                      3.8%                              4.3%
Sep-91                                                                      3.4%                              4.3%
Oct-91                                                                      2.9%                              4.3%
Nov-91                                                                      3.0%                              4.3%
Dec-91                                                                      3.1%                              4.3%
Jan-92                                                                      2.6%                              4.0%
Feb-92                                                                      2.8%                              4.0%
Mar-92                                                                      3.2%                              4.0%
Apr-92                                                                      3.2%                              3.6%
May-92                                                                      3.0%                              3.6%
Jun-92                                                                      3.1%                              3.6%
Jul-92                                                                      3.2%                              3.5%
Aug-92                                                                      3.1%                              3.5%
Sep-92                                                                      3.0%                              3.5%
Oct-92                                                                      3.2%                              3.5%
Nov-92                                                                      3.0%                              3.5%
Dec-92                                                                      2.9%                              3.5%
Jan-93                                                                      3.3%                              3.5%
Feb-93                                                                      3.2%                              3.5%
Mar-93                                                                      3.1%                              3.5%
Apr-93                                                                      3.2%                              3.6%
May-93                                                                      3.2%                              3.6%
Jun-93                                                                      3.0%                              3.6%
Jul-93                                                                      2.8%                              3.6%
Aug-93                                                                      2.8%                              3.6%
Sep-93                                                                      2.7%                              3.6%
Oct-93                                                                      2.8%                              3.5%
Nov-93                                                                      2.7%                              3.5%
Dec-93                                                                      2.7%                              3.5%
Jan-94                                                                      2.5%                              3.2%
Feb-94                                                                      2.5%                              3.2%
Mar-94                                                                      2.5%                              3.2%
Apr-94                                                                      2.4%                              3.2%
May-94                                                                      2.3%                              3.2%
Jun-94                                                                      2.5%                              3.2%
Jul-94                                                                      2.8%                              3.2%
Aug-94                                                                      2.9%                              3.2%
Sep-94                                                                      3.0%                              3.2%
Oct-94                                                                      2.6%                              3.0%
Nov-94                                                                      2.7%                              3.0%
Dec-94                                                                      2.7%                              3.0%
Jan-95                                                                      2.8%                              2.9%
Feb-95                                                                      2.9%                              2.9%
Mar-95                                                                      2.9%                              2.9%
Apr-95                                                                      3.1%                              2.9%
May-95                                                                      3.2%                              2.9%
Jun-95                                                                      3.0%                              2.9%
Jul-95                                                                      2.8%                              2.7%
Aug-95                                                                      2.6%                              2.7%
Sep-95                                                                      2.5%                              2.7%
Oct-95                                                                      2.8%                              2.7%
Nov-95                                                                      2.6%                              2.7%
Dec-95                                                                      2.5%                              2.7%
Jan-96                                                                      2.7%                              2.8%
Feb-96                                                                      2.7%                              2.8%
Mar-96                                                                      2.8%                              2.8%
Apr-96                                                                      2.9%                              2.9%
May-96                                                                      2.9%                              2.9%
Jun-96                                                                      2.8%                              2.9%
Jul-96                                                                      3.0%                              2.8%
Aug-96                                                                      2.9%                              2.8%
Sep-96                                                                      3.0%                              2.8%
Oct-96                                                                      3.0%                              2.9%
Nov-96                                                                      3.3%                              2.9%
Dec-96                                                                      3.3%                              2.9%
Jan-97                                                                      3.0%                              2.9%
Feb-97                                                                      3.0%                              2.9%
Mar-97                                                                      2.8%                              2.9%
Apr-97                                                                      2.5%                              2.8%
May-97                                                                      2.2%                              2.8%
Jun-97                                                                      2.3%                              2.8%
Jul-97                                                                      2.2%                              3.0%
Aug-97                                                                      2.2%                              3.0%
Sep-97                                                                      2.2%                              3.0%
Oct-97                                                                      2.1%                              3.3%
Nov-97                                                                      1.8%                              3.3%
Dec-97                                                                      1.7%                              3.3%
Jan-98                                                                      1.6%                              3.3%
Feb-98                                                                      1.4%                              3.3%
Mar-98                                                                      1.4%                              3.3%
Apr-98                                                                      1.4%                              3.5%
May-98                                                                      1.7%                              3.5%
Jun-98                                                                      1.7%                              3.5%
Source: Bloomberg L.P. and Bureau of Labor
Statistics

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as those achieved in 1997, allow manufacturers and other businesses to limit price increases in the face of rising wages without sacrificing profit margins.

SHORT-TERM INTEREST RATE ENVIRONMENT

SHORT-TERM INTEREST RATES REMAINED IN A NARROW RANGE throughout the reporting period due to widespread expectations that there would be no changes to the Federal Reserve's interest rate policy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         YIELDS ON 90-DAY COMMERCIAL PAPER
  AND THREE-MONTH TREASURY BILLS: 1/1/98 THROUGH
                      6/30/98
                                                           3-MONTH          90-DAY COMMERCIAL
                                                        TREASURY BILL             PAPER
1/1/98                                                       5.35%                5.54%
1/2/98                                                       5.29%                5.54%
1/5/98                                                       5.23%                5.56%
1/6/98                                                       5.20%                5.47%
1/7/98                                                       5.20%                5.45%
1/8/98                                                       5.10%                5.44%
1/9/98                                                       5.01%                5.42%
1/12/98                                                      5.02%                5.36%
1/13/98                                                      5.19%                5.38%
1/14/98                                                      5.15%                5.37%
1/15/98                                                      5.11%                5.37%
1/16/98                                                      5.15%                5.41%
1/19/98                                                      5.15%                5.41%
1/20/98                                                      5.15%                5.41%
1/21/98                                                      5.11%                5.39%
1/22/98                                                      5.13%                5.40%
1/23/98                                                      5.17%                5.40%
1/26/98                                                      5.12%                5.40%
1/27/98                                                      5.25%                5.40%
1/28/98                                                      5.21%                5.39%
1/29/98                                                      5.19%                5.40%
1/30/98                                                      5.18%                5.42%
2/2/98                                                       5.22%                5.40%
2/3/98                                                       5.23%                5.40%
2/4/98                                                       5.11%                5.42%
2/5/98                                                       5.15%                5.38%
2/6/98                                                       5.17%                5.43%
2/9/98                                                       5.13%                5.41%
2/10/98                                                      5.21%                5.42%
2/11/98                                                      5.20%                5.42%
2/12/98                                                      5.21%                5.43%
2/13/98                                                      5.15%                5.39%
2/16/98                                                      5.21%                5.39%
2/17/98                                                      5.18%                5.40%
2/18/98                                                      5.17%                5.41%
2/19/98                                                      5.19%                5.43%
2/20/98                                                      5.20%                5.44%
2/23/98                                                      5.24%                5.43%
2/24/98                                                      5.32%                5.44%
2/25/98                                                      5.30%                5.42%
2/26/98                                                      5.34%                5.45%
2/27/98                                                      5.31%                5.48%
3/2/98                                                       5.30%                5.42%
3/3/98                                                       5.17%                5.45%
3/4/98                                                       5.15%                5.47%
3/5/98                                                       5.16%                5.47%
3/6/98                                                       5.15%                5.47%
3/9/98                                                       5.09%                5.49%
3/10/98                                                      5.08%                5.47%
3/11/98                                                      5.08%                5.45%
3/12/98                                                      5.08%                5.46%
3/13/98                                                      5.09%                5.48%
3/16/98                                                      5.10%                5.49%
3/17/98                                                      5.14%                5.45%
3/18/98                                                      5.15%                5.46%
3/19/98                                                      5.17%                5.46%
3/20/98                                                      5.17%                5.46%
3/23/98                                                      5.14%                5.45%
3/24/98                                                      5.14%                5.47%
3/25/98                                                      5.17%                5.45%
3/26/98                                                      5.20%                5.45%
3/27/98                                                      5.21%                5.46%
3/30/98                                                      5.21%                5.44%
3/31/98                                                      5.12%                5.47%
4/1/98                                                       5.11%                5.46%
4/2/98                                                       5.09%                5.48%
4/3/98                                                       5.08%                5.47%
4/6/98                                                       5.08%                5.45%
4/7/98                                                       5.04%                5.46%
4/8/98                                                       5.05%                5.45%
4/9/98                                                       5.05%                5.46%
4/10/98                                                      5.05%                5.46%
4/13/98                                                      5.16%                5.43%
4/14/98                                                      5.11%                5.46%
4/15/98                                                      5.07%                5.46%
4/16/98                                                      5.05%                5.47%
4/17/98                                                      5.04%                5.45%
4/20/98                                                      5.02%                5.47%
4/21/98                                                      5.07%                5.44%
4/22/98                                                      5.08%                5.46%
4/23/98                                                      5.08%                5.44%
4/24/98                                                      5.06%                5.45%
4/27/98                                                      5.05%                5.51%
4/28/98                                                      5.06%                5.49%
4/29/98                                                      5.06%                5.49%
4/30/98                                                      4.97%                5.49%
5/1/98                                                       5.00%                5.46%
5/4/98                                                       5.02%                5.47%
5/5/98                                                       5.11%                5.46%
5/6/98                                                       5.10%                5.49%
5/7/98                                                       5.10%                5.46%
5/8/98                                                       5.12%                5.47%
5/11/98                                                      5.12%                5.48%
5/12/98                                                      5.13%                5.47%
5/13/98                                                      5.12%                5.48%
5/14/98                                                      5.16%                5.49%
5/15/98                                                      5.16%                5.49%
5/18/98                                                      5.17%                5.50%
5/19/98                                                      5.20%                5.50%
5/20/98                                                      5.18%                5.48%
5/21/98                                                      5.23%                5.48%
5/22/98                                                      5.21%                5.48%
5/25/98                                                      5.21%                5.48%
5/26/98                                                      5.10%                5.48%
5/27/98                                                      5.09%                5.49%
5/28/98                                                      5.05%                5.48%
5/29/98                                                      5.01%                5.47%
6/1/98                                                       4.97%                5.49%
6/2/98                                                       5.20%                5.46%
6/3/98                                                       5.11%                5.48%
6/4/98                                                       5.11%                5.48%
6/5/98                                                       5.11%                5.48%
6/8/98                                                       5.12%                5.49%
6/9/98                                                       5.14%                5.48%
6/10/98                                                      5.13%                5.49%
6/11/98                                                      5.09%                5.48%
6/12/98                                                      5.11%                5.49%
6/15/98                                                      5.11%                5.47%
6/16/98                                                      5.16%                5.47%
6/17/98                                                      5.21%                5.48%
6/18/98                                                      5.18%                5.49%
6/19/98                                                      5.15%                5.48%
6/22/98                                                      5.12%                5.49%
6/23/98                                                      5.07%                5.48%
6/24/98                                                      5.04%                5.50%
6/25/98                                                      5.00%                5.48%
6/26/98                                                      4.99%                5.49%
6/29/98                                                      5.00%                5.50%
6/30/98                                                      4.99%                5.47%

The combination of strong first-quarter growth and tight labor markets, offset by continued low inflation and uncertainty regarding Asia, resulted in a relatively calm short-term interest rate environment with no clear direction over the period.

As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." Although many economists believe that the Federal Reserve has a longer-term bias toward more-restrictive monetary policy, they also anticipate a slowing of the GDP growth rate for the remainder of the year. Therefore, they do not expect that the Federal Reserve will, over the near term, implement any restrictive policy changes (increases to the federal funds rate) unless more-meaningful signs of inflation appear.

Since the last federal funds rate increase to 5.5% in March 1997, the rate of inflation--as measured by the year-over-year change in the CPI--has dropped from 2.8% to 1.7%. Thus the real (inflation-adjusted) federal funds rate has increased from 2.7% in March 1997 to 3.8% in June 1998. In his June 1998 testimony to Congress, Chairman Greenspan commented on the following statement by Senator Paul S. Sarbanes: "By holding the federal funds rate constant at a time when inflation has been dropping, in effect the Federal Reserve has raised real interest rates. Monetary policy has tightened even though you have not raised the rate." Chairman Greenspan's response: "That is correct."

NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

 THE PORTFOLIO MANAGEMENT TEAM

 STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 LINDA KLINGMAN, Vice President and Senior Portfolio Manager, has managed the Schwab Value Advantage Money Fund since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was Senior Money Market Trader with AIM Management.

SCHWAB VALUE ADVANTAGE MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            5.26%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  5.40%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

YIELD ADVANTAGE

The Schwab Value Advantage Money Fund-Registered Trademark- offers the potential to earn higher yields than most other money market funds. The Fund is designed for cash reserves that do not require regular access and, as such, has minimum balance and transaction requirements designed to keep operating expenses low. These lower expenses generally mean higher yields for Fund shareholders.
The chart at right presents weekly seven-day yields for the Investor Shares of the Fund and for the average taxable money fund and illustrates that the Investor Shares of the Fund consistently outperformed the average for their category during the reporting period.

PORTFOLIO COMPOSITION

The Schwab Value Advantage Money Fund invests primarily in highly rated commercial paper and other corporate obligations, bank certificates of deposit, time deposits, bankers' acceptances, U.S. government securities and repurchase agreements for these securities. The chart at right illustrates the composition of the Fund's portfolio as of June 30, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of June 30, 1998, is provided in the Statement of Net Assets later in this report.

(1)A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/98, the seven-day current and seven-day effective yields for the Fund would have been 4.99% and 5.11%, respectively.

(2)Source: IBC Financial Data, Inc. Average seven-day yield of funds in the first-tier category of taxable money funds for each week ended 1/7/98 through 6/30/98. The weekly number of funds in the category ranged from 282 to 287.

(3)These percentages do not take into account other assets and liabilities.

                  SEVEN-DAY YIELDS: 1/1/98 THROUGH 6/30/98(2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               SCHWAB VALUE ADVANTAGE      IBC FINANCIAL DATA INC.'S
             MONEY FUND-INVESTOR SHARES        MONEY FUND AVERAGE
1/2/98                 5.46%                           5.12%
1/9/98                 5.44%                           5.23%
1/16/98                5.41%                           5.07%
1/23/98                5.38%                           5.08%
1/30/98                5.36%                           5.05%
2/6/98                 5.34%                           5.08%
2/13/98                5.33%                           5.03%
2/20/98                5.32%                           5.04%
2/27/98                5.29%                           5.03%
3/6/98                 5.28%                           5.07%
3/13/98                5.30%                           5.01%
3/20/98                5.29%                           5.02%
3/27/98                5.26%                           5.01%
4/3/98                 5.26%                           5.05%
4/10/98                5.26%                           5.03%
4/17/98                5.27%                           5.03%
4/24/98                5.25%                           5.02%
5/1/98                 5.26%                           5.00%
5/8/98                 5.26%                           4.99%
5/15/98                5.27%                           4.97%
5/22/98                5.27%                           5.03%
5/29/98                5.26%                           4.98%
6/5/98                 5.26%                           5.02%
6/12/98                5.26%                           4.99%
6/19/98                5.27%                           5.02%
6/26/98                5.25%                           5.00%
7/3/98                 5.25%                           5.04%

             PORTFOLIO COMPOSITION AS A PERCENTAGE
                     OF FUND INVESTMENTS(3)
                         as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper and Other Corporate Obligations            81.6%
Certificates of Deposit                                     10.9%
Variable-Rate Obligations                                    5.9%
Repurchase Agreements                                        1.0%
Bank Notes                                                   0.6%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO THE INTEREST RATE ENVIRONMENT?

A. Our strategy for managing the Fund has remained consistent during the reporting period. Based on our expectation that the Federal Reserve would not raise the federal funds rate, thereby not raising interest rates, we looked for opportunities to purchase securities with somewhat longer maturities (and higher yields) when market conditions were advantageous. We attempted to maintain a dollar-weighted average maturity (DWAM) slightly longer than that of other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

Q. WHAT IMPACT HAVE THE ECONOMIC PROBLEMS OF SO MANY PACIFIC RIM COUNTRIES HAD ON THE MANAGEMENT OF THE FUND?

A. Beginning in the fourth quarter of 1997, many Asian economies experienced economic difficulties and severe currency devaluations--collectively referred to as the "Asian Flu." These problems are expected by many to continue through 1998. Although it is a serious global problem that will no doubt have a credit impact on issuers of securities in those countries and their economies, it has not had a significant effect on issuers of what typically are considered money market-eligible securities. Nevertheless, we continue as always to carefully monitor the creditworthiness of any issuers of securities considered for investment.

As we discussed in the Fund's December 1997 annual report, the Schwab Value Advantage Money Fund-Registered Trademark- did, as a precaution, reduce its exposure to Japanese issuers of commercial paper, Japanese providers of credit enhancements and certificates of deposit issued by Japanese banks. As of the end of this reporting period, the Schwab Value Advantage Money Fund had no direct exposure to any Asian-issued securities. It did hold one security with a credit enhancement issued by a Japanese bank, which represented 0.01% of portfolio assets. We will continue to monitor the risks and relative merits of any direct or indirect Asian exposure for the Fund.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY--(DWAM) A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--A security rated in the highest credit-rating category by a nationally recognized statistical rating organization such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the United States over a specific period of time--adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

------------------------------------------------
Last seven days:                           5.26%
------------------------------------------------
Last three months:                         5.26%
------------------------------------------------
Last 12 months:                            5.32%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/98    6/30/98
-----------------------------------------------------------
0-15 days                                  18.5%      14.9%
-----------------------------------------------------------
16-30 days                                 21.3%      18.5%
-----------------------------------------------------------
31-60 days                                 20.0%      28.0%
-----------------------------------------------------------
61-90 days                                 14.5%      23.0%
-----------------------------------------------------------
91-120 days                                 7.9%       5.0%
-----------------------------------------------------------
More than 120 days                         17.8%      10.6%
-----------------------------------------------------------
Weighted average                         67 days    60 days
-----------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF NET ASSETS: 6/30/98
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------
Tier 2                                                   0.0%
---------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                 Par         Value
                              --------    ----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 81.5% (a)
AUTOMOBILE RECEIVABLES -- 1.1%
New Center Asset Trust
   5.60%, 08/04/98            $ 60,000    $   59,690
New Center Asset Trust Plus
   5.55%, 07/29/98             100,000        99,574
   5.60%, 08/27/98              35,000        34,694
                                          ----------
                                             193,958
                                          ----------
AUTOMOTIVE -- 3.3%
American Honda Finance Corp.
   5.60%, 07/23/98              30,000        29,900
   5.59%, 07/30/98               7,000         6,969
   5.59%, 07/31/98              35,000        34,839
   5.62%, 08/28/98              35,000        34,688
Chrysler Financial Corp.
   5.58%, 07/13/98              20,000        19,963
   5.61%, 08/13/98             100,000        99,342
   5.61%, 08/14/98              43,000        42,710
   5.60%, 08/26/98              50,000        49,571
   5.61%, 08/26/98              20,000        19,828
   5.61%, 09/02/98              26,000        25,749
   5.62%, 09/03/98              14,000        13,862
   5.68%, 09/03/98              35,000        34,650
FCE Bank PLC
   5.57%, 07/06/98              12,500        12,490
   5.58%, 08/10/98              29,000        28,823
General Motors Acceptance Corp.
   5.57%, 08/05/98              95,000        94,495
Hertz Corp.
   6.06%, 07/01/98              25,000        25,000
                                          ----------
                                             572,879
                                          ----------
BANKING - AUSTRALIA -- 0.2%
Commonwealth Bank of Australia
   5.60%, 07/14/98              13,000        12,974
   5.60%, 09/28/98              25,000        24,664
                                          ----------
                                              37,638
                                          ----------
BANKING - BELGIUM -- 2.6%
BBL North America
   5.57%, 07/10/98             150,000       149,793
Cregem North America, Inc.
   5.64%, 07/28/98              35,000        34,854
   5.59%, 08/11/98              45,000        44,718
   5.65%, 12/16/98              50,000        48,720
   5.65%, 12/17/98              50,000        48,713


                                 Par         Value
                              --------    ----------
Generale Bank, Inc.
   5.65%, 12/08/98            $100,000    $   97,560
   5.65%, 12/09/98              17,000        16,583
                                          ----------
                                             440,941
                                          ----------
BANKING - CANADA -- 0.8%
Bank of Nova Scotia
   5.59%, 08/19/98              42,000        41,685
Toronto-Dominion Holdings
   5.45%, 07/14/98              45,000        44,914
   5.45%, 07/15/98              50,000        49,897
                                          ----------
                                             136,496
                                          ----------
BANKING - DENMARK -- 1.0%
Den Danske Corp.
   5.60%, 09/28/98              75,000        73,990
Unifunding, Inc.
   5.59%, 08/27/98              25,000        24,784
   5.60%, 10/05/98              64,000        63,070
   5.65%, 12/03/98               6,000         5,858
                                          ----------
                                             167,702
                                          ----------
BANKING - DOMESTIC -- 7.4%
Bankers Trust Corp.
   5.66%, 12/10/98              67,000        65,342
Bankers Trust New York Corp.
   5.57%, 08/25/98              21,000        20,826
   5.65%, 10/23/98              38,000        37,340
Citibank Capital Markets
  Assets, L.L.C.
   5.60%, 08/12/98              43,000        42,723
   5.60%, 09/08/98              24,000        23,746
Enterprise Funding Corp.
   5.58%, 07/14/98              40,876        40,795
International Securitization
  Corp./(First National Bank
  of Chicago LOC)
   5.66%, 07/08/98              25,000        24,973
   5.76%, 07/08/98               8,650         8,640
   5.60%, 07/16/98              10,000         9,977
   5.61%, 07/16/98              25,000        24,943
   5.58%, 07/17/98              13,512        13,479
   5.58%, 07/23/98              30,752        30,649
   5.62%, 07/27/98              12,000        11,952
   5.57%, 07/30/98              25,000        24,890
   5.58%, 07/30/98             106,960       106,487
   5.58%, 08/06/98              70,000        69,616
   5.60%, 08/11/98              39,000        38,755
   5.60%, 08/17/98              30,000        29,784
   5.60%, 08/25/98               9,530         9,450

                                 Par         Value
                              --------    ----------
J. P. Morgan & Co.
   5.65%, 12/04/98            $ 23,000    $   22,453
   5.65%, 12/14/98              10,000         9,747
   5.65%, 12/15/98              40,000        38,983
   5.65%, 12/16/98             100,000        97,443
Kitty Hawk Funding Corp.
   5.60%, 07/15/98              23,708        23,657
   5.64%, 08/17/98              15,000        14,892
   5.60%, 09/01/98              76,074        75,350
   5.60%, 09/14/98              50,000        49,425
   5.62%, 09/17/98              25,000        24,700
   5.65%, 12/01/98              50,000        48,831
NationsBank Corp.
   5.63%, 07/15/98             100,000        99,787
Salts (III) Cayman Islands Corp.
  Secured Short Term Notes
  Series 1998-6/(Bankers Trust
  Co. Guaranty)
   5.81%, 12/18/98              34,000        34,000
UnionBancal Commercial
  Funding Corp.
   5.60%, 08/20/98              50,000        49,617
   5.60%, 08/25/98              25,000        24,789
Vehicle Services of America/
  (Nations Bank N.A. LOC)
   5.61%, 09/09/98              16,000        15,828
                                          ----------
                                           1,263,869
                                          ----------
BANKING - GERMANY -- 1.2%
Bavaria TRR Corp.
   5.63%, 07/30/98              14,554        14,489
   5.61%, 09/01/98              44,000        43,581
   5.63%, 09/02/98              56,465        55,924
Comision Federal de Electricidad/
  (Westdeutsche Landesbank LOC)
   5.60%, 08/10/98              20,000        19,877
Deutsche Bank Financial, Inc.
   5.58%, 07/31/98              75,000        74,657
                                          ----------
                                             208,528
                                          ----------
BANKING - NORWAY -- 1.4%
Den Norske Bank
   5.58%, 07/20/98              50,000       49,855
   5.60%, 08/18/98              66,000       65,514
   5.61%, 09/10/98              23,000       22,753
   5.61%, 09/15/98              50,000       49,425


                                 Par         Value
                              --------    ----------
   5.61%, 09/21/98            $ 23,000    $   22,714
   5.64%, 10/27/98              32,000        31,422
                                          ----------
                                             241,683
                                          ----------
BANKING - SWEDEN -- 3.0%
Nordbanken of North America, Inc.
   5.61%, 07/21/98              25,000        24,922
   5.58%, 07/23/98              50,000        49,832
   5.60%, 08/25/98              50,000        49,584
   5.61%, 09/08/98              41,000        40,572
   5.64%, 10/30/98              39,000        38,278
Svenska Handelsbanken, Inc.
   5.61%, 07/29/98              24,000        23,897
   5.60%, 08/20/98              39,400        39,098
   5.61%, 09/03/98             100,000        99,031
   5.61%, 09/04/98              50,000        49,508
   5.61%, 09/08/98              48,000        47,499
   5.65%, 12/04/98              50,000        48,811
                                          ----------
                                             511,032
                                          ----------
BANKING - UNITED KINGDOM -- 1.2%
Banco Nacional de Comercio Exterior/
  (Barclays Bank LOC)
   5.59%, 08/04/98              64,000        63,666
   5.60%, 09/21/98              50,000        49,379
Banco Nacional de Mexico S.A./
  (Barclays Bank LOC)
   5.55%, 08/19/98              15,000        14,890
   5.60%, 09/09/98              14,000        13,852
   5.60%, 09/21/98              30,000        29,628
Bank of Scotland Treasury Services
   5.60%, 10/06/98              11,000        10,838
   5.60%, 10/07/98              10,000         9,852
Yorkshire Building Society
   5.65%, 08/24/98               9,000         8,924
                                          ----------
                                             201,029
                                          ----------
COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
CSC Enterprises
   5.63%, 08/19/98               5,050         5,012
   5.63%, 09/10/98              10,000         9,891
   5.68%, 09/18/98              23,000        22,717
                                          ----------
                                              37,620
                                          ----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                 Par         Value
                              --------    ----------
CONSUMER PRODUCTS -- 0.2%
Philip Morris Capital Corp.
   5.57%, 07/14/98            $ 23,000    $   22,954
   5.59%, 08/12/98               9,000         8,942
                                          ----------
                                              31,896
                                          ----------
CREDIT CARD RECEIVABLES -- 1.5%
Dakota Certificates Program of
  Citibank Credit Card Master
  Trust I
   5.60%, 08/04/98              50,000        49,739
   5.60%, 08/05/98              50,000        49,732
   5.60%, 08/06/98              25,000        24,862
   5.60%, 08/18/98              50,000        49,632
   5.60%, 08/19/98              50,000        49,624
Providian Master Trust Series 1993-3
   5.58%, 07/01/98              25,500        25,500
                                          ----------
                                             249,089
                                          ----------
DIVERSIFIED FINANCIAL ASSETS -- 12.4%
Bavaria GLB Corp.
   5.60%, 07/01/98               9,000         9,000
   5.59%, 07/06/98               6,710         6,705
   5.58%, 07/13/98              15,867        15,838
   5.61%, 09/01/98              36,710        36,360
   5.61%, 09/08/98              26,380        26,100
Beta Finance, Inc.
   5.60%, 08/13/98              12,000        11,921
   5.61%, 08/17/98              40,000        39,711
   5.62%, 08/26/98              14,000        13,881
   5.62%, 09/08/98              22,500        22,265
   5.60%, 09/10/98              50,000        49,455
   5.61%, 09/18/98              25,000        24,697
CC (USA), Inc.
   5.61%, 07/07/98              12,000        11,989
   5.46%, 07/13/98               8,000         7,986
   5.59%, 07/14/98              16,000        15,968
   5.60%, 07/21/98              23,000        22,929
   5.60%, 08/13/98              23,500        23,345
   5.60%, 08/18/98              25,000        24,816
   5.61%, 08/20/98              18,000        17,862
   5.62%, 09/03/98               7,000         6,932
   5.61%, 09/25/98              28,000        27,635
   5.60%, 10/06/98              11,400        11,233
   5.65%, 10/20/98              25,000        24,576


                                 Par         Value
                              --------    ----------
Concord Minutemen Capital Co., LLC
   6.40%, 07/01/98            $ 22,580    $   22,580
   5.64%, 07/07/98              38,626        38,590
   5.65%, 10/01/98              13,498        13,309
   5.64%, 10/08/98              12,000        11,819
   5.66%, 10/08/98              15,797        15,559
Greenwich Funding Corp.
   5.60%, 07/29/98              22,000        21,905
   5.60%, 07/31/98              37,907        37,733
   5.60%, 09/09/98              39,243        38,822
Lexington Parker Capital Corp.
   5.61%, 07/06/98              31,736        31,712
   6.00%, 07/06/98              13,000        12,989
   5.62%, 07/08/98              56,000        55,939
   5.59%, 07/23/98              43,000        42,855
   5.53%, 07/24/98              50,770        50,595
   5.53%, 07/27/98              10,000         9,961
   5.61%, 07/28/98              39,000        38,838
   5.55%, 08/11/98              15,000        14,908
   5.60%, 08/11/98              27,000        26,830
   5.60%, 08/19/98              41,230        40,921
   5.60%, 08/20/98              30,770        30,534
   5.55%, 08/21/98               7,000         6,947
   5.60%, 08/21/98              35,000        34,726
   5.62%, 08/21/98              38,334        38,036
   5.66%, 09/09/98               8,000         7,914
   5.60%, 09/11/98               9,000         8,901
   5.63%, 09/11/98              94,000        92,972
   5.60%, 10/08/98              44,000        43,341
   5.65%, 11/24/98               8,000         7,822
Ranger Funding Corp.
   5.57%, 07/07/98              10,000         9,991
   5.60%, 07/14/98              20,000        19,960
Repeat Offering Securitization
  Entity, Inc.
   5.63%, 07/27/98              78,756        78,441
   5.59%, 07/28/98              25,000        24,896
   5.64%, 07/28/98              28,195        28,077
   5.59%, 07/29/98              12,000        11,949
   5.61%, 08/28/98              90,000        89,197
Sigma Finance, Inc.
   5.62%, 07/17/98              39,000        38,903
   5.59%, 07/22/98               8,000         7,974
   5.58%, 07/23/98              39,000        38,869
   5.59%, 07/30/98              31,400        31,260
   5.55%, 08/04/98              34,500        34,324
   5.60%, 08/10/98              20,000        19,877
   5.61%, 08/11/98              50,000        49,685

                                 Par         Value
                              --------    ----------
   5.60%, 08/19/98            $ 46,500    $   46,151
   5.55%, 08/24/98              20,000        19,838
   5.60%, 08/24/98              50,000        49,586
   5.62%, 08/24/98              40,000        39,668
   5.55%, 08/25/98              30,000        29,753
   5.61%, 09/01/98              19,000        18,818
   5.62%, 09/23/98              13,000        12,832
   5.64%, 09/30/98              68,000        67,046
   5.65%, 10/01/98              12,000        11,832
   5.67%, 11/16/98               7,000         6,852
   5.68%, 11/17/98              10,000        10,002
   5.65%, 12/14/98             100,000        97,464
                                          ----------
                                           2,141,507
                                          ----------
ELECTRICAL AND ELECTRONICS -- 1.0%
General Electric Co.
   5.60%, 07/24/98              62,000        61,781
   5.59%, 08/05/98              10,000         9,947
   5.57%, 08/07/98             100,000        99,438
                                          ----------
                                             171,166
                                          ----------
FINANCE - COMMERCIAL -- 7.4%
CIT Group Holdings, Inc.
   5.58%, 07/30/98              20,000        19,912
   5.60%, 08/26/98              72,000        71,383
   5.60%, 09/18/98              19,000        18,773
Commercial Credit Corp.
   5.58%, 07/28/98              50,000        49,793
Finova Capital Corp.
   6.40%, 07/01/98              37,000        37,000
   5.70%, 09/04/98              10,000         9,900
   5.64%, 09/22/98              30,000        29,621
   5.68%, 09/29/98              15,000        14,793
   5.68%, 10/08/98              15,000        14,773
   5.69%, 10/30/98               7,000         6,869
   5.68%, 11/05/98              23,000        22,548
General Electric Capital Corp.
   5.61%, 07/24/98             143,000       142,497
   5.58%, 08/05/98              49,000        48,738
   5.58%, 08/13/98              48,000        47,686
   5.60%, 08/20/98             100,000        99,242
   5.60%, 08/21/98              60,000        59,536
   5.60%, 08/24/98              50,000        49,591
   5.60%, 09/10/98              95,000        93,981
   5.64%, 10/23/98              28,000        27,511
   5.65%, 12/07/98              50,000        48,785


                                 Par         Value
                              --------    ----------
General Electric Capital Services
   5.57%, 08/03/98            $100,000    $   99,498
   5.60%, 08/20/98              30,000        29,773
   5.59%, 09/09/98              45,000        44,525
Heller Financial, Inc.
   5.99%, 07/10/98               8,000         7,987
   5.87%, 08/07/98              50,000        49,703
   5.83%, 08/27/98              25,000        24,772
   5.84%, 08/28/98              20,000        19,815
   5.83%, 09/01/98              16,000        15,842
   5.84%, 09/03/98              25,000        24,744
   5.87%, 09/09/98              35,000        34,609
   5.79%, 09/16/98               9,000         8,890
                                          ----------
                                           1,273,090
                                          ----------
FINANCE - CONSUMER -- 2.8%
Associates Corp. of North America
   5.58%, 07/14/98              27,000        26,946
   5.58%, 07/16/98              50,000        49,885
   5.60%, 08/14/98             100,000        99,325
   5.60%, 08/17/98              50,000        49,640
   5.60%, 08/18/98              10,000         9,926
   5.60%, 08/31/98              40,000        39,627
   5.60%, 09/08/98              50,000        49,472
   5.60%, 09/09/98              30,000        29,679
   5.60%, 09/10/98              50,000        49,457
   5.61%, 09/17/98              78,000        77,069
                                          ----------
                                             481,026
                                          ----------
MISCELLANEOUS SERVICES -- 0.2%
PHH Corp.
   5.67%, 07/01/98              38,000        38,000
                                          ----------
MORTGAGE BANKING -- 1.4%
Countrywide Home Loans, Inc.
   5.60%, 07/09/98              15,000        14,982
   5.77%, 07/22/98              10,000         9,966
   5.62%, 08/10/98              25,000        24,846
   5.64%, 08/25/98              75,000        74,360
   5.63%, 08/27/98              50,000        49,559
   5.64%, 08/31/98              75,000        74,292
                                          ----------
                                             248,005
                                          ----------
SECURITIES BROKERAGE - DEALER -- 15.3%
Bear Stearns Companies, Inc.
   5.69%, 07/16/98              48,000        47,890
   5.58%, 07/17/98             141,000       140,655
   5.57%, 07/23/98              10,000         9,967

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                 Par         Value
                              --------    ----------
   5.55%, 07/27/98            $ 50,000    $   49,804
   5.65%, 12/18/98              50,000        48,701
BT Alex Brown, Inc.
   5.71%, 07/14/98               6,000         5,988
   5.60%, 10/09/98              15,000        14,773
   5.65%, 12/04/98              12,000        11,715
Credit Suisse First Boston, Inc.
   5.58%, 07/23/98              20,000        19,933
   5.63%, 08/06/98              50,000        49,723
Goldman Sachs Group, LP
   5.70%, 07/09/98             145,000       144,821
   5.64%, 07/10/98              45,000        44,938
   5.60%, 08/24/98              16,000        15,868
   5.61%, 08/31/98              45,000        44,579
   5.61%, 09/01/98              50,000        49,525
   5.61%, 09/02/98              75,000        74,276
   5.61%, 09/17/98              50,000        49,403
Lehman Brothers Holdings, Inc.
   5.58%, 07/28/98              31,000        30,874
   5.56%, 07/29/98              37,000        36,845
   5.58%, 08/07/98              50,000        49,720
   5.60%, 08/17/98               8,000         7,943
   5.58%, 08/19/98              34,000        33,749
   5.66%, 09/08/98              16,000        15,831
   5.67%, 10/02/98              65,000        64,075
   5.65%, 10/22/98              15,000        14,742
   5.70%, 11/10/98              19,000        18,614
   5.68%, 11/24/98              50,000        48,877
   5.69%, 12/10/98              14,000        13,652
   5.70%, 12/17/98               9,000         8,766
   5.70%, 12/29/98              20,000        19,443
Merrill Lynch & Co., Inc.
   5.57%, 07/23/98              50,000        49,833
   5.57%, 07/27/98              50,000        49,802
   5.57%, 07/28/98              50,000        49,795
   5.57%, 07/31/98              12,000        11,945
   5.59%, 08/06/98              40,000        39,780
   5.62%, 08/10/98              50,000        49,693
   5.61%, 09/16/98              85,000        84,006
   5.61%, 09/17/98              60,000        59,292
   5.61%, 09/18/98             120,000       118,566
   5.64%, 10/29/98              13,000        12,761
Morgan Stanley-Dean Witter,
  Discover
   5.58%, 07/20/98              75,000        74,782
   5.58%, 07/22/98              18,000        17,942
   5.58%, 07/30/98              50,000        49,779
   5.58%, 08/03/98              50,000        49,748


                                 Par         Value
                              --------    ----------
   5.58%, 08/05/98            $ 55,000    $   54,706
   5.58%, 08/06/98              50,000        49,726
   5.58%, 08/07/98              50,000        49,718
   5.60%, 09/02/98              53,000        52,488
PaineWebber Group, Inc.
   5.69%, 07/02/98              30,000        29,995
   5.68%, 09/24/98              25,000        24,669
Salomon Smith Barney Holdings, Inc.
   5.60%, 07/02/98             100,000        99,985
   5.60%, 07/07/98              29,000        28,973
   5.57%, 07/16/98              17,000        16,961
   5.58%, 07/21/98              76,000        75,768
   5.62%, 08/11/98              21,000        20,868
   5.60%, 08/14/98              21,000        20,858
   5.60%, 08/31/98              48,000        47,552
   5.63%, 10/13/98              50,000        49,203
   5.63%, 10/14/98             107,000       105,277
                                          ----------
                                           2,630,161
                                          ----------
TRADE RECEIVABLES -- 15.9%
Apreco, Inc.
   5.61%, 07/02/98              11,000        10,998
   5.59%, 07/14/98              35,000        34,930
   5.58%, 07/22/98              14,000        13,955
   5.61%, 08/14/98              12,000        11,919
   5.62%, 08/19/98              21,000        20,842
   5.60%, 09/14/98              35,000        34,598
   5.65%, 10/15/98               9,500         9,345
Asset Securitization Cooperative
  Corp.
   5.60%, 08/14/98              50,000        49,663
Barton Capital Corp.
   5.57%, 07/07/98              10,000         9,991
   5.57%, 07/08/98              31,051        31,018
   5.59%, 07/29/98              16,927        16,854
   5.59%, 08/07/98              26,020        25,872
   5.60%, 08/12/98              23,000        22,852
   5.60%, 08/17/98              30,245        30,027
   5.61%, 09/14/98              25,000        24,712
   5.62%, 09/16/98              21,154        20,903
Clipper Receivables Corp.
   5.60%, 09/15/98              50,000        49,417
Corporate Receivables Corp.
   5.58%, 07/22/98              80,000        79,744
   5.60%, 09/10/98              27,000        26,706
   5.61%, 09/14/98              80,000        79,080
   5.60%, 09/15/98              50,000        49,417
   5.61%, 09/15/98              23,000        22,732

                                 Par         Value
                              --------    ----------
   5.60%, 09/16/98            $ 50,000    $   49,410
   5.62%, 09/16/98              50,000        49,409
   5.60%, 09/17/98              50,000        49,402
   5.60%, 09/18/98              45,000        44,455
   5.62%, 09/24/98              60,000        59,215
CXC, Inc.
   5.57%, 07/01/98              22,000        22,000
   5.60%, 07/08/98               8,000         7,991
   5.60%, 07/20/98              50,000        49,855
   5.58%, 07/29/98              25,000        24,893
   5.59%, 07/29/98              40,000        39,829
   5.58%, 07/30/98              10,000         9,956
   5.61%, 08/11/98              43,000        42,730
   5.62%, 09/15/98              75,000        74,136
   5.64%, 10/09/98              58,000        57,110
   5.64%, 11/05/98              35,000        34,320
   5.64%, 11/09/98              75,000        73,499
   5.64%, 11/10/98              75,000        73,488
Edison Asset Securitization
  Corp., L.L.C.
   5.60%, 07/17/98              63,000        62,846
   5.60%, 08/20/98              20,289        20,133
   5.62%, 09/09/98              27,895        27,595
   5.60%, 09/11/98              47,680        47,154
Eureka Securitization, Inc.
   5.60%, 08/19/98              30,000        29,775
   5.60%, 09/04/98              40,000        39,601
   5.62%, 09/11/98              30,000        29,668
Falcon Asset Securitization Corp.
   5.58%, 07/20/98              20,280        20,221
   5.60%, 08/24/98              12,890        12,783
Market Street Funding Corp.
   5.59%, 07/21/98              50,000        49,847
Mont Blanc Capital Corp.
   5.59%, 08/10/98              52,741        52,416
   5.62%, 08/12/98              50,000        49,675
   5.63%, 09/03/98              86,283        85,429
   5.63%, 09/04/98              10,000         9,899
   5.64%, 09/22/98              53,000        52,321
Preferred Receivables Funding Corp.
   5.61%, 08/28/98              39,310        38,959
   5.67%, 12/28/98              10,400        10,113
Quincy Capital Corp.
   5.62%, 08/12/98              40,000        39,740
   5.60%, 08/25/98              19,384        19,220
Receivables Capital Corp.
   5.60%, 08/03/98              42,004        41,791


                                 Par        Value
                              --------   -----------
Special Purpose Accounts
  Receivable Cooperative Corp.
   5.62%, 07/31/98            $ 10,000   $     9,954
   5.64%, 07/31/98              30,000        29,861
   5.60%, 08/06/98              22,000        21,879
   5.61%, 08/07/98              22,000        21,875
   5.71%, 09/01/98              10,000         9,903
WCP Funding, Inc.
   5.57%, 07/16/98              10,000         9,977
   5.60%, 08/10/98              25,000        24,846
   5.60%, 08/21/98              50,000        49,609
   5.61%, 09/04/98              30,000        29,699
   5.62%, 09/17/98              19,000        18,772
Windmill Funding
   5.59%, 07/06/98              50,000        49,962
   5.58%, 07/07/98              62,356        62,298
   5.60%, 07/10/98              34,445        34,397
   5.57%, 07/17/98              50,400        50,278
   5.58%, 07/21/98              28,006        27,920
   5.61%, 07/22/98              13,721        13,676
   5.60%, 08/13/98              24,343        24,183
   5.60%, 08/18/98              31,000        30,772
   5.60%, 08/19/98               9,119         9,050
   5.62%, 09/14/98              29,819        29,475
                                         -----------
                                           2,734,845
                                         -----------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $14,012,160)                      14,012,160
                                         -----------
CERTIFICATES OF DEPOSIT -- 10.8%
BANKING - BELGIUM -- 0.3%
Credit Communal de Belgique
   5.65%, 11/19/98              25,000        25,000
   5.90%, 05/04/99              25,000        24,988
                                         -----------
                                              49,988
                                         -----------
BANKING - CANADA -- 2.0%
Bank of Nova Scotia
   5.60%, 10/01/98              69,000        69,012
Canadian Imperial Bank of
  Commerce
   5.50%, 07/13/98             100,000        99,999
   5.95%, 08/12/98              50,000        49,998
   5.95%, 08/27/98              50,000        49,996
   5.80%, 04/01/99              25,000        24,991
   5.80%, 04/27/99              50,000        49,978
                                         -----------
                                             343,974
                                         -----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                 Par         Value
                              --------    ----------
BANKING - DENMARK -- 0.3%
Unibank A/S
   5.61%, 09/16/98            $ 50,000    $   50,001
                                          ----------
BANKING - DOMESTIC -- 1.3%
Bankers Trust Co.
   5.63%, 07/07/98              20,000        20,000
Crestar Bank
   5.57%, 07/06/98              25,000        25,000
   5.58%, 08/04/98              50,000        50,001
Mellon Bank N.A.
   5.57%, 07/07/98              12,000        12,000
Morgan Guaranty Trust Co.
   5.84%, 07/28/98              50,000        49,999
   5.90%, 08/06/98              50,000        49,999
Wilmington Trust Co.
   5.61%, 09/08/98              12,000        12,000
                                          ----------
                                             218,999
                                          ----------
BANKING - FRANCE -- 2.7%
Credit Agricole-IndoSuez
   5.99%, 12/09/98              50,000        50,002
Societe Generale
   5.92%, 07/14/98              50,000        49,999
   5.92%, 07/22/98              50,000        49,999
   6.00%, 08/26/98              25,000        24,998
   6.01%, 09/11/98              50,000        49,995
   5.45%, 10/01/98              25,000        25,021
   6.00%, 10/20/98              35,000        34,990
   5.75%, 03/23/99              50,000        49,983
   5.75%, 03/29/99              75,000        74,971
   5.80%, 03/29/99              22,000        21,981
   5.80%, 03/30/99              35,000        34,986
                                          ----------
                                             466,925
                                          ----------
BANKING - GERMANY -- 1.9%
Deutsche Bank
   5.80%, 04/27/99              25,000        24,988
   5.80%, 06/11/99              50,000        49,968
Westdeutsche Landesbank
   5.44%, 07/15/98              10,000        10,000
   5.58%, 07/16/98              50,000        50,000
   5.58%, 07/20/98             100,000       100,000
   5.58%, 07/21/98              50,000        50,000
   5.58%, 07/27/98              50,000        50,000
                                          ----------
                                             334,956
                                          ----------


                                 Par         Value
                              --------    ----------
BANKING - SWEDEN -- 0.3%
Svenska Handelsbanken
   5.64%, 11/12/98            $ 50,000    $   50,000
                                          ----------
BANKING - UNITED KINGDOM -- 2.0%
Abbey National Treasury
  Services PLC
   5.60%, 08/18/98             100,000       100,000
   5.60%, 09/28/98             100,000       100,000
   6.00%, 12/08/98             100,000       100,000
   6.00%, 12/09/98              50,000        50,000
                                          ----------
                                             350,000
                                          ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,864,843)                        1,864,843
                                          ----------
VARIABLE RATE OBLIGATIONS -- 5.9% (b)
BANKING - DOMESTIC -- 0.7%
BMC Special Care Facilities
  Financing Authority of the
  City of Montgomery Taxable RB
  (Montgomery Baptist Outreach
  Services Corp. Project) Series
  1997A/(Regions Bank LOC)
   5.67%, 07/07/98               8,600         8,600
Columbus, Georgia Development
  Authority Taxable RB (Jay
  Leasing, Inc.Project) Series
  1997/(Regions Bank LOC)
   5.67%, 07/07/98               7,500         7,500
Keystone Health Resources Corp.
  Taxable Series 1993/
  (PNC Bank LOC)
   5.65%, 07/07/98               3,300         3,300
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas Inc.) Series 1997B1/
  (Wachovia Bank NA LOC)
   5.60%, 07/07/98               7,625         7,625
New Jersey Economic Development
  Authority Title IX Loan Portfolio
  Securitization Bonds/
  (Fleet National Bank LOC)
   5.57%, 07/06/98              18,700        18,700

                                 Par         Value
                              --------    ----------
Salts (II) Cayman Islands Corp.
  Secured Short Term Notes,
  Series 1998-19/(Bankers Trust
  Co. Guaranty)
   5.74%, 09/18/98            $ 20,000    $   20,000
Strategic Money Market Trust
  1998B
   5.66%, 07/06/98 (Morgan
   Guaranty Trust Co.
   Guaranty)                    50,000        50,000
Town of Islip IDA 1992 Taxable
  Adjustable Rate IDRB (Nussdorf
  Associates/Quality King
  Distributors, Inc. Facility)/
  (European American Bank LOC)
   5.83%, 07/07/98               6,525         6,525
                                          ----------
                                             122,250
                                          ----------
BANKING - FRANCE -- 0.3%
Societe Generale
   5.56%, 07/20/98              50,000        49,967
                                          ----------
BANKING - JAPAN -- 0.0%
New York City IDA RB (G.A.F.
  Seelig Inc. Project)
  Series 1993/(IBJ Schroder
  Bank & Trust LOC)
   5.95%, 07/07/98               1,990         1,990
                                          ----------
BANKING - SWITZERLAND -- 0.3%
Triangle Funding Ltd.
  Series 1997-1 Class 1
  (Credit Suisse First
  Boston Guaranty)
   5.66%, 07/15/98              50,000        50,000
                                          ----------
BANKING - UNITED KINGDOM & GERMANY -- 0.4%
County of Riverside 1990 Taxable
  (Monterey Avenue Project)/
  (National Westminster Bank PLC/
  Commerzbank LOC)
   5.80%, 07/07/98               8,000         8,000
Hudson County, New Jersey GO
  Refunding Bonds Taxable
  Series 1995 /(Landesbank Hessen-
  Thuringen Girozentrale LOC)
   5.60%, 07/07/98               8,460         8,460
Restructured Assets Certificates
  with Enhanced Returns Notes
  Series 1997 MM-8-5 (National
  Westminster Bank PLC Guaranty)
   5.65%, 07/29/98              50,000        50,000
                                          ----------
                                              66,460
                                          ----------


                                 Par         Value
                              --------    ----------
ELECTRICAL AND ELECTRONICS -- 0.3%
New Jersey Economic Development
  Authority Taxable Economic
  Development Bonds (MSNBC
  CNBC Project) Series 1997A/
  (General Electric Co. & Microsoft
  Corp. Guarantee)
   5.64%, 07/01/98            $ 47,000    $   47,000
                                          ----------
HEALTH CARE -- 0.2%
Catholic Health Initiatives
  Series 1997C
   5.60%, 07/07/98              35,900        35,900
                                          ----------
LIFE INSURANCE -- 2.2% (a)
Commonwealth Life Insurance Co. (d)
   5.73%, 07/01/98             100,000       100,000
   5.81%, 07/01/98              10,000        10,000
First Allmerica Financial Life
   Insurance Co. (d)
   5.72%, 07/01/98              50,000        50,000
General American Life
   Insurance Co.
   5.85%, 07/01/98             125,000       125,000
Jackson National Life
   Insurance Co. (d)
   5.73%, 07/01/98              40,000        40,000
John Hancock Mutual Life
   Insurance Co. (d)
   5.69%, 07/01/98              50,000        50,000
                                          ----------
                                             375,000
                                          ----------
MONOLINE INSURANCE -- 0.3%
Baptist Health Systems of South
  Florida, Inc. Taxable Direct Note
  Series 1995A /(MBIA Insurance)
   5.60%, 07/07/98               6,600         6,600
Baptist Health Systems of South
  Florida, Inc. Taxable Direct Note
  Series 1995B /(MBIA Insurance)
   5.60%, 07/07/98               4,500         4,500
City of New Britain, Connecticut GO
  Pension Bonds /(Bank of Nova
  Scotia SBPA & AMBAC Insurance)
   5.52%, 07/07/98              40,000        40,000
                                          ----------
                                              51,100
                                          ----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)


                                 Par         Value
                              --------    ----------
SECURITIES BROKERAGE - DEALER -- 1.2%
Asset-Backed Securities Investment
  Trust, Series 1997E (Goldman Sachs
  Group LP Guaranty)
   5.66%, 07/15/98            $ 20,000    $   20,000
J. P. Morgan Securities
   5.65%, 07/01/98              50,000        50,000
Lehman Brothers Holdings, Inc.
   5.65%, 07/15/98 (d)          95,000        95,000
   5.66%, 07/16/98              50,000        50,000
                                          ----------
                                             215,000
                                          ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,014,667)                        1,014,667
                                          ----------
BANK NOTES -- 0.6%
BANKING - DOMESTIC -- 0.6%
NationsBank N.A.
   5.45%, 07/15/98             100,000       100,000
                                          ----------
Total Bank Notes
  (Cost $100,000)                            100,000
                                          ----------


                                 Par         Value
                              --------    ----------
REPURCHASE AGREEMENTS -- 1.0% (c)
Salomon Brothers, Inc. Tri-Party
  Repurchase Agreements Collateralized
  by: U.S. Government Securities
   6.25% Issue 09/30/96
         Due   07/01/98       $ 26,000   $    26,000
   6.25% Issue 01/02/97
         Due   07/01/98         37,000        37,000
   6.25% Issue 01/31/97
         Due   07/01/98          2,000         2,000
   6.25% Issue 04/07/97
         Due   07/01/98         40,000        40,000
   6.25% Issue 01/12/98
         Due   07/01/98         75,000        75,000
                                         -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $180,000)                            180,000
                                         -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $17,171,670)                      17,171,670
                                         -----------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets                              146,684
   Liabilities                              (117,034)
                                         -----------
                                              29,650
                                         -----------
NET ASSETS -- 100.0%                     $17,201,320
                                         ===========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

NOTES TO STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below and U.S. Government coupon and Treasury Notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1998, the aggregate value of private placement securities held by the Fund was $6,829,622,000 which represented 39.70% of net assets. Of this total, $6,484,622,000 or 37.70% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than 7 days from issue dates may be subject to 7-day putable demand features for liquidity purposes.

(d) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1998, the aggregate value of the restricted securities held by Schwab Value Advantage Fund was $345,000,000 which represented 2.00% of the net assets of the Fund. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

Portfolio Abbreviations
-----------------------
AMBAC       American Municipal Bond Assurance Company
BAN         Bond Anticipation Note
COP         Certificates of Participation
GO          General Obligation
IDA         Industrial Development Authority
IDRB        Industrial Development Revenue Bond
LOC         Letter of Credit
MBIA        Municipal Bond Investors Assurance Corporation
RB          Revenue Bond
SBPA        Standby Purchase Agreement

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost: $17,171,670)                       $17,171,670
Cash                                                                      1
Receivables:
   Interest                                                          54,925
   Fund shares sold                                                  90,593
Prepaid expenses                                                      1,165
                                                                -----------
     Total assets                                                17,318,354
                                                                -----------
LIABILITIES
Payables:
   Dividends                                                         36,910
   Fund shares redeemed                                              75,890
   Investment advisory and administration fees                          349
   Transfer agency and shareholder service fees                         705
Other liabilities                                                     3,180
                                                                -----------
     Total liabilities                                              117,034
                                                                -----------
Net assets applicable to outstanding shares                     $17,201,320
                                                                ===========
NET ASSETS CONSIST OF:
Paid-in-capital                                                 $17,201,445
Accumulated net realized loss on investments sold                      (125)
                                                                -----------
                                                                $17,201,320
                                                                ===========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                 17,201,554
Net asset value, offering and redemption price per share              $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 1998 (Unaudited)

Interest income                                                     $445,664
                                                                    --------
Expenses:
   Investment advisory and administration fees                        31,257
   Transfer agency and shareholder service fees                       19,579
   Custodian and portfolio accounting fees                               547
   Registration fees                                                   1,320
   Professional fees                                                     153
   Shareholder reports                                                   123
   Trustees' fees                                                         22
   Insurance and other expenses                                           41
                                                                    --------
                                                                      53,042
Less: expenses reduced (see Note 4)                                  (21,716)
                                                                    --------
     Total expenses incurred by Fund                                  31,326
                                                                    --------
Net investment income                                                414,338
                                                                    --------
Increase in net assets resulting from operations                    $414,338
                                                                    ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                                  Six months
                                                                                     ended        Year ended
                                                                                 June 30, 1998   December 31,
                                                                                  (Unaudited)        1997
                                                                                 -------------   ------------
Operations:
   Net investment income                                                        $    414,338     $    670,258
                                                                                ------------     ------------
   Increase in net assets resulting from operations                                  414,338          670,258
                                                                                ------------     ------------
Dividends to shareholders from net investment income (see Note 2)                   (414,447)        (670,258)
                                                                                ------------     ------------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                                      13,242,052       19,544,216
   Net asset value of shares issued in reinvestment of dividends                     442,844          617,943
   Less payments for shares redeemed                                             (10,145,652)     (16,976,511)
                                                                                ------------     ------------
   Increase in net assets from capital share transactions                          3,539,244        3,185,648
                                                                                ------------     ------------
Total increase in net assets                                                       3,539,135        3,185,648
Net assets:
   Beginning of period                                                            13,662,185       10,476,537
                                                                                ------------     ------------
   End of period                                                                $ 17,201,320     $ 13,662,185
                                                                                ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                         Income from
                                     Investment Operations                Less Distributions
                           ---------------------------------------    --------------------------

                                              Net
  Fiscal       Net Asset                  Realized &       Total       Dividends                  Net Asset
  Period       Value At        Net        Unrealized       from        from Net                   Value at
   Ended       Beginning   Investment   Gain (Loss) on  Investment    Investment       Total       End of
December 31,   of Period     Income       Investments   Operations      Income     Distributions   Period
------------   ---------   ----------   --------------  ----------    ----------   -------------  ---------
   1998 2        $1.00        $0.03           $--          $0.03       $(0.03)3       $(0.03)       $1.00
   1997          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)       $1.00
   1996          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)       $1.00
   1995          $1.00        $0.06           $--          $0.06       $(0.06)        $(0.06)       $1.00
   1994          $1.00        $0.04           $--          $0.04       $(0.04)        $(0.04)       $1.00
   1993          $1.00        $0.03           $--          $0.03       $(0.03)        $(0.03)       $1.00

                                     Ratios/Supplemental Data
               --------------------------------------------------------------
                                                                Ratio of Net
                                                   Ratio of       Investment
  Fiscal             Total                         Expenses         Income
  Period            Return        Net Assets      to Average      to Average
   Ended       (not annualized)  End of Period   Net Assets 1    Net Assets 1
December 31,          (%)           (000's)          (%)             (%)
------------   ----------------  -------------   ------------   -------------
   1998 2            2.65         $17,201,320        0.40*           5.29*
   1997              5.40         $13,662,185        0.40            5.28
   1996              5.26         $10,476,537        0.40            5.14
   1995              5.80         $ 6,923,890        0.40            5.63
   1994              4.09         $ 3,731,629        0.40            4.40
   1993              3.02         $   729,356        0.39            2.97

1 The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

  Period                     Ratio of Net
   Ended        Ratio of      Investment
December 31,    Expenses        Income
------------    --------     ------------
   1998 2         0.68%*         5.01%*
   1997           0.69%          5.00%
   1996           0.70%          4.84%
   1995           0.72%          5.31%
   1994           0.79%          4.01%
   1993           0.82%          2.54%

2    For the six months ended June 30, 1998 (Unaudited)
3 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Finanical Statements).
*    Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26-27

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)

1.  DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended. This report includes only the Investor Shares of the Fund; Sweep Shares are currently not available for purchase.

In addition to the Fund, the Trust also offers-the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK), Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

As of December 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                Schwab Value Advantage
       Expiring in:                          Money Fund(REGISTRATION MARK)
       ------------                          -----------------------------
       12/31/01                                       $  1,000
       12/31/02                                          2,000
       12/31/03                                        122,000
                                                      --------
         Total capital loss carryforward              $125,000
                                                      ========

RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $ 109,000 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fees for the six months ended June 30, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. In addition, Schwab receives a fee of $5.00 for purchases and redemptions in amounts less than $5,000 and may impose a $5.00 monthly fee for balances below the minimum required.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $22,000 related to the Trust's unaffiliated trustees.

4.  EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least October 31, 1998, the Fund's total operating expenses will not exceed 0.40% of the Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1998, the total of such fees reduced by the Investment Manager was $21,716,000.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help you meet your investment goals. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(1)
Schwab MarketTrack Growth Portfolio(1)
Schwab MarketTrack Balanced Portfolio(1)
Schwab MarketTrack Conservative Portfolio(1)
Schwab MarketManager Growth Portfolio(2)
Schwab MarketManager Balanced Portfolio(2)

SCHWAB STOCK FUNDS
Schwab 1000 Fund-Registered Trademark-
Schwab S&P 500 Fund
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio(2)
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio(2)

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund(3)
Schwab Short-Term Bond Market Index Fund(3)
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(4) that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments-Registered Trademark-.

(1)Formerly the Schwab Asset Director Funds.

(2)Formerly the Schwab OneSource-TM- Portfolios.

(3)Formerly the Schwab Government Bond Funds.

(4)Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.